PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset	Office equipment	Construction in progress	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At January 1, 2023	5,720	50,587	8,198	91,314	5,310	7,400	1,405	169,934
Additions	—	—	473	521	307	314	3,034	4,649
Disposals	—	—	(65)	(2,369)	(467)	(230)	—	(3,131)
Transfer	—	—	16	1,256	19	12	(1,620)	(317)
Exchange differences	67	437	45	781	51	(32)	20	1,369
At December 31, 2023	5,787	51,024	8,667	91,503	5,220	7,464	2,839	172,504
Additions	224	—	14	527	139	862	2,722	4,488
Assets classified as held for sale	—	(1,486)	(370)	(297)	—	—	—	(2,153)
Disposals	(58)	—	—	(2,351)	(495)	(286)	—	(3,190)
Transfer	2,075	2,805	111	4,211	149	11	(4,333)	5,029
Exchange differences	(176)	(1,063)	(57)	(1,274)	(88)	(235)	(47)	(2,940)
At December 31, 2024	7,852	51,280	8,365	92,319	4,925	7,816	1,181	173,738

Depreciation/Impairment
At January 1, 2023	—	(35,595)	(5,075)	(69,018)	(3,780)	(5,753)	—	(119,221)
Depreciation charge for the year	—	(1,084)	(496)	(2,692)	(379)	(548)	—	(5,199)
Impairment	—	—	—	—	—	—	—	—
Disposals	—	—	65	2,310	399	228	—	3,002
Transfer	—	—	—	—	(19)	—	—	(19)
Exchange differences	—	(355)	(33)	(717)	(43)	22	—	(1,126)
At December 31, 2023	—	(37,034)	(5,539)	(70,117)	(3,822)	(6,051)	—	(122,563)
Depreciation charge for the year	—	(1,180)	(502)	(2,720)	(308)	(521)	—	(5,231)
Assets classified as held for sale	—	1,191	332	297	—	—		1,820
Disposals	—	—	—	2,334	433	285	—	3,052
Transfer	—	(527)	—	—	(149)	—	—	(676)
Exchange differences	—	741	24	1,062	72	188	—	2,087
At December 31, 2024	—	(36,809)	(5,685)	(69,144)	(3,774)	(6,099)	—	(121,511)

Net book value
At December 31, 2024	7,852	14,471	2,680	23,175	1,151	1,717	1,181	52,227
At December 31, 2023	5,787	13,990	3,128	21,386	1,398	1,413	2,839	49,941
At January 1, 2023	5,720	14,992	3,123	22,296	1,530	1,647	1,405	50,713
15(a)    Impairment of property, plant and equipment
In 2024, 2023 and 2022 our Company recorded an impairment loss of $0 on property, plant and equipment at SFO facilities.
15(b)    Pledge
Information about the property, plant and equipment that were pledged to others as collaterals is provided in Note 28(e) (i).